Financial risk management	12 Months Ended
Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Financial risk management	Financial risk management
4.1    Financial risk management policy
The Company’s financial risk management policy is focused on safeguarding the stability and sustainability of the Company and its subsidiaries with regard to all such relevant financial uncertainty components.
The Company’s operations are subject to certain financial risk factors that may affect its financial position or results. The most significant risk exposures are market risk, liquidity risk, currency risk, credit risk, and interest rate risk, among others.
There could also be additional risks, which are either unknown or known but not currently deemed to be significant, which could also affect the Company’s business operations, its business, financial position, or statement of income.
The financial risk management structure includes identifying, determining, analyzing, quantifying, measuring and controlling these events. Management and in particular, Finance Management, is responsible for constantly assessing the financial risk.
4.2    Risk Factors
(a)Credit risk
A global economic contraction may have potentially negative effects on the financial assets of the Company, which are primarily made up of financial investments and trade receivables, and the impact on of our customers could extend the payment terms of the Company’s receivables by increasing its exposure to credit risk. Although measures are taken to minimize the risk, this global economic situation could mean losses with adverse material effects on the business, financial position or statement of income of the Company’s operations.
Trade receivables: to mitigate credit risk, the Company maintains active control of collection and requires the use of credit insurance. Credit insurance covers the risk of insolvency and unpaid invoices corresponding to 80% of all receivables with third parties. The credit risk associated with receivables is analyzed in Note 12.2 b) and the related accounting policy can be found in Note 3.6.
Bank promissory notes: These are negotiable promissory notes issued by a bank payable upon maturity at the request of customers to guarantee collection of the Company. These notes are accepted based on the credit quality of the issuing banks.

Financial institution	Financial assets	Rating			As of December 31, 2023
		Moody´s	S&P	Fitch	ThUS$
Agricultural Bank of China	Bank notes	P-1	A-1	-	2,061
Bank of Communications	Bank notes	P-1	A-2	-	8,783
Bank of NingBo	Bank notes	P-2	-	-	1,065
China CITIC Bank	Bank notes	P-2	A-2	-	35,477
China Construction Bank Corporation	Bank notes	-	A-1	-	1,802
China Everbright Bank	Bank notes	(P)P-2	A-2	-	2,647
China Guangfa Bank	Bank notes	P-3	A-3	-	1,245
China Merchants	Bank notes	-	A-2	-	8,661
China Minsheng Bank	Bank notes	-	A-3	-	3,097
China Zheshang Bank	Bank notes	-	A-3	-	3,167
HuaXia Bank	Bank notes	-	A-3	-	3,639
Industrial & Commercial Bank of China Limited	Bank notes	P-1	A-1	-	8,998
Industrial Bank	Bank notes	P-1	A-1+	-	12,177
International Bank of Macau	Bank notes	P-1	-	F1+	4,122
Shanghai Pudong Development Bank	Bank notes	P-2	A-2	-	20,549
Others	Bank notes	-	-	-	8,441
Total					125,931

Financial institution	Financial assets	Rating			December 31, 2022
		Moody´s	S&P	Fitch	ThUS$
Agricultural Bank of China	Bank notes	P-1	A-1	F1+	10,334
Bank of China	Bank notes	P-1	A-1	F1+	27,936
Bank of Jiujiang	Bank notes	P-2	-	-	1,964
Bank of Ningbo	Bank notes	P-2	-	-	3,148
Others	Bank notes	-	-	-	1,887
Total					45,269
Concentrations of credit risk with regard to trade receivables are reduced, owing to the Company’s large number of clients and their distribution around the globe.
No significant modifications have been made during the period to risk models or parameters used in comparison to December 31, 2023, and no modifications have been made to contractual cash flows that have been significant during this period, except for considering in December 31, 2022 the incorporation of cash flows received from insurance claims in the determination of the allowance for doubtful accounts. The effect of this change was not significant to the overall financial statements as of December 31, 2022.
Financial investments: correspond to time deposits whose maturity date is greater than 90 days and less than 360 days from the date of investment, so they are not exposed to excessive market risks. The counterparty risk in implementation of financial operations is assessed on an ongoing basis for all financial institutions in which the Company holds financial investments.
The credit quality of financial assets that are not past due or impaired can be evaluated by reference to external credit ratings (if they are available) or historical information on counterparty late payment rates:

Financial institution	Financial assets	Rating			As of December 31, 2023
		Moody´s	S&P	Fitch	ThUS$
Banco Santander- Santiago	Time deposits	P-1	A-2	F2	6,318
Banco Crédito e Inversiones	Time deposits	P-1	A-2	-	1,001
Corpbanca	Time deposits	P-2	A-2	-	5,014
Banco de Chile	Time deposits	P-1	A-1	-	4,460
Scotiabank Sud Americano	Time deposits	-	-	F1+	6,752
Banco Crédito e Inversiones	Investment fund	AA+	-	-	5,031
JP Morgan US dollar Liquidity Fund Institutional	Investment fund	Aaa-mf	AAAm	AAAmmf	22,845
Legg Mason - Western Asset Institutional cash reserves	Investment fund	-	AAAm	AAAmmf	312,924
Total					364,345
Banco Crédito e Inversiones	Time deposits	P-1	A-2	F2	74,459
Banco Morgan Stanley	Margin Call	P-1	A-2	F1	5,590
Banco Santander	Time deposits	P-1	A-2	-	100,083
Banco Itaú CorpBanca	Time deposits	P-2	A-2	-	372,061
Scotiabank Sud Americano	Time deposits	-	-	F1+	672,720
Sumitomo Mitsui Banking	Time deposits	P-1	-	F1	91,884
Total					1,316,797

Financial institution	Financial assets	Rating			As of December 31, 2022
		Moody´s	S&P	Fitch	ThUS$
Banco Crédito e Inversiones	Time deposits	-	A-2	F2	150,578
Banco Itaú Corpbanca	Time deposits	P-2	A-2	-	284,915
Banco Santander - Santiago	Time deposits	P-1	A-2	-	124,689
Scotiabank Chile	Time deposits	-	-	F1+	416,026
Sumitomo Mitsui Banking	Time deposits	P-1	-	-	122,631
Banco de Chile	Time deposits	-	A-1	-	602
JP Morgan US dollar Liquidity Fund Institutional	Investment fund	Aaa-mf	AAAm	AAAmmf	435,485
Legg Mason - Western Asset Institutional cash reserves	Investment fund	-	AAAm	AAAmmf	590,661
Total					2,125,587
Banco Crédito e Inversiones	Time deposits	-	A-2	F2	187,707
Banco Itaú Corpbanca	Time deposits	P-2	A-2	-	15,048
Banco Santander - Santiago	Time deposits	P-1	A-2	-	51,444
Banco Estado	Time deposits	P-1	A-1	-	85,055
Scotiabank Chile	Time deposits	-	-	F1+	250,362
Banco de Chile	Time deposits	-	A-1	-	150,259
Sumitomo Mitsui Banking	Time deposits	P-1	-	-	210,292
Total					950,167

(b)Exchange risk
The functional currency of the company is the US dollar, due to its influence on the determination of price levels, its relation to the cost of sales and considering that a significant part of the Company’s business is conducted in this currency. However, the global nature of the Company’s business generates an exposure to exchange rate variations of several currencies with the US dollar. Therefore, the Company maintains hedge contracts to mitigate the exposure generated by its main mismatches (net between assets and liabilities) in currencies other than the US dollar against the exchange rate variation, updating these contracts periodically depending on the amount of mismatching to be covered in these currencies. Occasionally, subject to the approval of the Board, the Company ensures short-term cash flows from certain specific line items in currencies other than the US dollar.
A significant portion of the Company’s costs, especially salary payments, is associated with the Peso. Therefore, an increase or decrease in its exchange rate with the US dollar will provoke a respective decrease or increase to these accounting costs, which would be reflected in the Company’s statement of income. By the fourth quarter of 2023, approximately US$873 million accumulated in expenses are associated with the Peso.
As of December 31, 2023, the Company held derivative instruments classified as hedges of foreign exchange risks associated with 100% of all the bond obligations denominated in UF, for a net assets fair value of US$2.52 million, this significant variation is explained primarily by the USD/CLP exchange rate observed at the end of the period. As of December 31, 2022, this value corresponds to a net liability amounting US$ 11.73 million.
Furthermore, on of December 31, 2023, the Company held derivative instruments classified as hedges of foreign exchange risks associated with 100% of all nominative term deposits in UF and in pesos, at a net liability fair value of US$18.30 million. As of December 31, 2022, a net liability fair value was recognized for an amount of US$29.98 million.
The Company contracted derivatives classified as foreign exchange hedges for all the expected disbursements in Australian dollars for the Mt Holland project (See note 8.5), to hedge its exposure to cash flow variations. The fair value of this hedge was a net asset of US$ 1.44 million as of December 31, 2023.
The Company had the following derivative contracts as of December 31, 2023 (at the absolute value of the sum of their notional values), to hedge the difference between its assets and liabilities: US$ 50.60 million CLP/US dollar derivative contracts, US$ 24.44 million Euro/US dollar derivative contracts, US$ 21.72 million in South African rand/US dollar derivative contracts, US$ 535.32 million in Chinese renminbi/US dollar derivative contracts, US$ 64.40 million in Australian dollar/US dollar derivative contracts and US$ 7.38 million in other currencies.
These derivative contracts are held with domestic and foreign banks, which have the following credit ratings as of December 31, 2023.

Financial institution	Financial assets	Rating
		Moody´s	S&P	Fitch
Banco Estado	Derivative	P-1	-	-
Merrill Lynch International	Derivative	P-1	A-2	F1+
JP Morgan	Derivative	P-1	A-2	F1+
Morgan Stanley	Derivative	P-1	A-2	F1
The Bank of Nova Scotia	Derivative	P-1	A-1	F1+
Banco Itaú-Corpbanca	Derivative	P-2	A-2	-
Goldman Sachs	Derivative	P-1	A-2	F1
(c)Interest rate risk
Interest rate fluctuations, primarily due to the uncertain future behavior of markets, may have a material impact on the financial results of the Company. Significant increases in the rate could make it difficult to access financing at attractive rates for the Company’s investment projects.
The Company maintains current and non-current financial debt at fixed rates and SOFR rate plus spread.
As of December 31, 2023, the Company has 6.8% of its financial liabilities subject to variations SOFR rate.
(d)Liquidity risk
Liquidity risk relates to the funds needed to comply with payment obligations. The Company’s objective is to maintain financial flexibility through a comfortable balance between fund requirements and cash flows from regular business operations, bank borrowings, bonds, short term investments and marketable securities, among others. For this purpose, the Company keeps a high liquidity ratio[1], which enables it to cover current obligations with clearance. (As of December 31, 2023 this was 2.33 and 2.29 for December 31, 2022).
The Company has an important capital expense program which is subject to change over time.
On the other hand, world financial markets go through periods of contraction and expansion that are unforeseeable in the long-term and may affect the Company’s access to financial resources. Such factors may have a material adverse impact on the Company’s business, financial position and results of operations.
The Company constantly monitors the matching of its obligations with its investments, taking due care of maturities of both, from a conservative perspective, as part of this financial risk management strategy. As of December 31, 2023, the Company had unused, available revolving credit facilities with banks, for a total of US$1,116 million.
Cash and cash equivalents are invested in highly liquid mutual funds with an AAA risk rating.

	Nature of undiscounted cash flows
As of December 31, 2023	Carrying amount	Less than 1 year	1 to 5 years	Over 5 years	Total
(figures expressed in millions of US dollars)
Bank borrowings	1,464.26	1,117.86	268.80	62.05	1,448.71
Unsecured obligations	2,999.17	98.88	729.56	2,733.92	3,562.36
Sub total	4,463.43	1,216.74	998.36	2,795.97	5,011.07
Hedging liabilities	25.37	24.11	30.08	1.30	55.49
Derivative financial instruments	14.81	14.81	—	—	14.81
Sub total	40.18	38.92	30.08	1.30	70.30
Current and non-current lease liabilities (3)	75.16	19.94	56.45	3.79	80.18
Trade accounts payable and other accounts payable	449.63	449.63	—	—	449.63
Total	5,028.40	1,725.23	1,084.89	2,801.06	5,611.18

(3) Leases subject to variability are not included.

	Nature of undiscounted cash flows
As of December 31, 2022	Carrying amount	Less than 1 year	1 to 5 years	Over 5 years	Total
(figures expressed in millions of US dollars)
Bank borrowings	330.80	144.83	220.33	—	365.16
Unsecured obligations	2,550.60	405.17	616.66	2,935.15	3,956.98
Sub total	2,881.40	550.00	836.99	2,935.15	4,322.14
Hedging liabilities	62.53	40.76	20.43	12.68	73.87
Derivative financial instruments	5.82	5.82	—	—	5.82
Sub total	68.35	46.58	20.43	12.68	79.69
Current and non-current lease liabilities	61.73	13.94	36.33	27.85	78.12
Trade accounts payable and other accounts payable	374.79	374.79	—	—	374.79
Total	3,386.27	985.31	893.75	2,975.68	4,854.74
As of December 31, 2023, the nominal value of the agreed cash flows in US dollars of the CCS contracts were ThUS$ 504,393 (ThUS$ 512,236 as of December 31, 2022).
4.3    Financial risk management
The Company documents and maintains methods for qualitatively measuring the effectiveness and efficiency of financial risk management strategies. These methods are consistent with SQM Group’s risk management profile.